NET FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
NET FINANCIAL RESULT
Interest on loans, financing and debentures			R$ (1,728,835)		R$ (1,674,698)
Amortization of fundraising costs			(41,268)		(159,856)
Amortization of fair value adjustment on business combination			(10,660)		63,128
Other financial expenses			(338,787)		(307,570)
Financial expenses			(2,119,550)		(2,078,996)
Cash and cash equivalents and marketable securities			108,427		214,116
Amortization of fair value adjustment on business combination			47,619		37,412
Other financial income			47,127		47,401
Financial income			203,173		298,929
Income			990,989		1,052,879
Expenses			(11,826,103)		(1,432,386)
Income from derivative financial instruments			(10,835,114)		(379,507)
Exchange rate variation on loans, financing and debentures			(16,364,585)		421,010
Leases			(742,501)		(11,684)
Other assets and liabilities			1,757,291		(106,830)
Monetary and exchange rate variation, net	R$ (2,930,209)	R$ 758,223	(15,349,795)	R$ 302,496	302,496
Financial result, net			(28,101,286)	(1,857,078)	R$ (1,857,078)
Capitalized interest costs on loans, financing and debentures			R$ 7,940	R$ 1,505